Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total loans	$ 965,285,662	$ 927,940,805
Loan percent	100.00%	100.00%
Deduct (add):
Allowance for credit losses	$ (10,864,983)	$ (9,810,212)
Deferred net loan costs (fees)	786,604	648,695
Net Loans	955,207,283	918,779,288
Commercial Portfolio Segment [Member]
Total loans	$ 107,458,746	$ 124,055,652
Loan percent	11.13%	13.37%
CMTV Purchased Portfolio Segment [Member]
Total loans	$ 10,010,347	$ 7,808,877
Loan percent	1.04%	0.84%
Commercial Real Estate Portfolio Segment [Member]
Total loans	$ 499,647,904	$ 472,152,857
Loan percent	51.76%	50.88%
CMTV Municipal Portfolio Segment [Member]
Total loans	$ 62,078,419	$ 67,087,399
Loan percent	6.43%	7.23%
Consumer Portfolio Segment [Member]
Total loans	$ 3,061,853	$ 3,053,946
Loan percent	0.32%	0.33%
Residential real estate - 1st lien [Member]
Total loans	$ 236,556,346	$ 218,090,893
Loan percent	24.51%	23.50%
Residential real estate - Jr lien [Member]
Total loans	$ 46,472,047	$ 35,691,181
Loan percent	4.81%	3.85%